Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets Abstract
Non-current assets | $	$ 3,832		$ 4,164
Current assets.
Total current assets | $	1,630		1,505
TOTAL ASSETS | $	5,462		5,669		$ 5,865
Equity attributable to owners of the parent
Equity share capital | $	267		267
Share premium | $	5,989		5,989
Retained earnings | $	(738)		(469)
TOTAL EQUITY	(136)	€ (131)	106	€ 96	$ 455	$ 286
Non-current liabilities.
Non-current liabilities | $	4,150		4,041
Current liabilities
Current liabilities | $	1,448		1,522
TOTAL LIABILITIES | $	5,598		5,563
TOTAL EQUITY and LIABILITIES | $	5,462		5,669
Parent
Non-current assets Abstract
Investments in subsidiary undertakings		3,001		3,401
Non-current assets		3,001		3,401
Current assets.
Amounts receivable from subsidiary undertakings		15
Other receivables and prepayments		3
Total current assets		18
TOTAL ASSETS		3,019		3,401
Equity attributable to owners of the parent
Equity share capital		256		256
Share premium		5,097		5,097
Legal reserve		1		1
Other reserves		(1,832)		(1,832)
Retained earnings		(1,051)		(414)
TOTAL EQUITY	$ 2,567	2,471	$ 3,434	3,108
Non-current liabilities.
Amount payable to subsidiary undertakings		256
Amounts payable to related parties		9		21
Other liabilities		1		2
Non-current liabilities		266		23
Current liabilities
Amounts payable to subsidiary undertakings		282		270
Current liabilities		282		270
TOTAL LIABILITIES		548		293
TOTAL EQUITY and LIABILITIES		€ 3,019		€ 3,401